Note 6 - Patents - Intangible Assets and Accumulated Amortization (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Patent asset	$ 2,006,443	$ 2,028,557
Accumulated amortization	(1,242,900)	(1,145,095)
Net intangibles	$ 763,543	$ 883,462